Share capital	12 Months Ended
Dec. 31, 2017
Share capital [Abstract]
Share capital
Share capital

a)	Common shares
Authorized
Unlimited common shares without par value
Issued

	Common shares
	Number (in thousands)	$
Balance as at January 1, 2017	52,808	299,815
Issued pursuant to Public Offering	25,645	162,324
Issued pursuant to exercise of warrants	85	297
Issued pursuant to exercise of derivative liability warrants (note 10)	4,020	29,953
Issued pursuant to exercise of stock options	1,494	6,811
Balance as at December 31, 2017	84,052	499,200

Balance as at January 1, 2016	32,287	261,645
Issued pursuant to Bought Deal public offering	12,778	19,574
Issued pursuant to ATM Facilities	3,445	7,821
Issued pursuant to June 22, 2016 private placement	3,000	5,871
Issued pursuant to exercise of warrants	1,001	2,852
Issued pursuant to exercise of derivative liability warrants (note 10)	257	1,852
Issued pursuant to exercise of stock options	40	200
Balance as at December 31, 2016	52,808	299,815

2017
March 20, 2017 public offering
On March 20, 2017 the Company completed a public offering of 25,645,000 common shares at a price of $6.75 per share. The offering included 3,345,000 common shares from the overallotment exercised by the underwriters. Gross proceeds from this Offering were $173,104,000 and the share issue costs totaled $10,780,000 which included a 6% underwriting commission of $10,386,000 and other offering expenses.
2016
Bought Deal public offering
On December 28, 2016, the Company completed a Bought Deal public offering for gross proceeds of $28,750,000 as described in note 10.
Share issue costs were $2,606,000 and included a 7.0% cash commission of $2,012,000 paid to placement agents and filing, legal and other professional fees of $594,000 directly related to the Offering. $655,000 of the share issue costs were allocated to the derivative warrant liability and expensed in 2016 in other expense (income).
At the Market (ATM) Facilities
In 2016 the Company entered into two Controlled Equity Offering Sales Agreement with Cantor Fitzgerald & Co. (Cantor Fitzgerald) pursuant to which the Company sold common shares, through ATM offerings with Cantor Fitzgerald acting as sales agent. Pursuant to Canadian securities rules, the Company was limited to raising $8,000,000 under this specific ATM offering.
Pursuant to this agreement, the Company issued 3,306,000 common shares, receiving gross proceeds of $8,000,000. Share issue costs were $471,000 and included a 3% commission of $240,000 paid to the agent and professional fees and filing fees of $231,000 directly related to the ATM.
On November 9, 2016 the Company entered into a second Controlled Equity Offering Sales Agreement with Cantor Fitzgerald pursuant to which the Company sold common shares, through ATM offerings with Cantor Fitzgerald acting as sales agent. Pursuant to Canadian securities rules, the Company was limited to raising $8,000,000 under this specific ATM offering.
Pursuant to this agreement the Company issued 139,000 common shares in 2016, receiving gross proceeds of $396,000. Share issue costs were $104,000 and included a 3% commission of $12,000 paid to the agent and professional fees and filing fees of $92,000 directly related to the ATM.
Pursuant to the completion of the March 20, 2017 public offering the ATM facility was cancelled by the company.
Private placement
On June 22, 2016, the Company completed a private placement. Under the terms of the private placement, the Company issued 3,000,000 units (the Units) at a price of $2.36 per Unit for a gross proceeds of $7,080,000. Each Unit consisted of one common share and 0.35 of a common share purchase warrant (a Warrant), exercisable for a period of two years from the date of issuance at an exercise price of $2.77.
Share issue costs were $440,000 and included a cash commission of $250,000 paid to the agent and legal and filing fees of $190,000 directly related to the private placement.

b)	Warrants
Issued

	Warrants
	Number (in thousands)	$
Balance as at January 1, 2017	1,257	971
Warrants exercised	(85)	(65)
Balance as at December 31, 2017	1,172	906

Balance as at January 1, 2016	1,368	1,297
Issued pursuant to June 22, 2016 private placement	1,050	769
Warrants exercised	(1,001)	(947)
Warrants expired	(160)	(148)
Balance as at December 31, 2016	1,257	971

On June 22, 2016, pursuant to the private placement noted above, the Company issued 1,050,000 warrants to purchase common shares at a price of $2.77 per common share. The warrants have a term of two years from the date of issuance. The fair value attributed to the warrants using the Black-Scholes option pricing model was $769,000, net of share issue costs of $51,000.
The following assumptions were used to estimate the fair value of the warrants issued pursuant to the June 22, 2016 private placement: expected volatility of 50% a risk free interest rate of 0.75%. Expected life of the warrants was 2.0 years the dividend rate was 0.0%. The market price on the date of issue of these warrants was $2.36 and the fair value per warrant using the Black-Scholes option pricing model was $0.78.
A summary of the outstanding warrants as at December 31, 2017 is presented below:

Expiry date	Number (in thousands)	Weighted average exercise price $
Exercisable in CA$
June 26, 2018 (CA$2.50)	190	1.99
December 31, 2018 (CA$2.00)	14	1.59
	204	1.97
Exercisable in US$
June 22, 2018	968	2.77
February 14, 2019 (note 10)	1,848	3.22
December 28, 2021 (note 10)	3,523	3.00
	6,543	3.00

c)	Stock options and compensation expense
A summary of the stock options outstanding as at December 31, 2017 and 2016 and changes during the years ended on those dates is presented below:

	2017		2016
	Number	Weighted average exercise price in CA$	Number	Weighted average exercise price in CA$
Outstanding – Beginning of year	4,052	3.74	2,713	4.00
Granted pursuant to Stock Option Plan	2,729	5.44	1,470	3.43
Granted pursuant to Section 613(c) of TSX manual	—	—	200	3.66
Exercised	(1,494)	3.42	(40)	3.50
Expired	—	—	(70)	7.00
Cancelled	—	—	(26)	3.50
Forfeited	(423)	3.54	(195)	3.94
Outstanding – End of year	4,864	4.80	4,052	3.74
Options exercisable – End of year	2,834	4.25	2,857	3.88

On June 8, 2016, the Shareholders of the Company approved the amendment to the Stock Option Plan to increase the maximum number of Common Shares reserved for issuance under the Stock Option Plan from 10% to 12.5% of the outstanding Common Shares of the Company at the time of granting.
Therefore, the maximum number of Common Shares issuable under the Stock Option Plan is equal to 12.5% of the issued and outstanding Common Shares at the time the Common Shares are reserved for issuance. As at December 31, 2017, there were 84,052,000 Common Shares of the Company issued and outstanding, resulting in a maximum of 10,504,000 options available for issuance under the Stock Option Plan. An aggregate total of 4,680,000 options are presently outstanding in the Stock Option Plan, representing 5.6% of the issued and outstanding Common Shares of the Company.
In addition, on May 2, 2016, the Company granted 200,000 inducement stock options to a new employee pursuant to Section 613(c) of the TSX Company Manual at a price of $2.92 (CA$3.66). These options vest in equal amounts over 36 months and are exercisable for a term of five years. In 2017, this employee exercised 16,000 of these options to hold 184,000. These options are recorded outside of the Company’s stock option plan.
The Stock Option Plan requires the exercise price of each option to be determined by the Board of Directors and not to be less than the closing market price of the Company’s stock on the day immediately prior to the date of grant. Any options which expire may be re-granted. The Board of Directors approves the vesting criteria and periods at its discretion. The options issued under the plan are accounted for as equity-settled share-based payments.
A summary of the stock options granted pursuant to the Stock Option Plan for the years ended December 31, 2017 and 2016 is presented below:
Year ended December 31, 2017

Grant date	Grant price US$	Grant price CA$	Number
January 20, 2017 - New Director (3)	2.74	3.65	10
January 27, 2017 - Employee (4)	3.02	3.96	25
February 9, 2017 - Chief Executive Officer (6)	3.20	4.21	1,050
February 9, 2017 - Officers(4)	3.20	4.21	747
February 9, 2017 - Employees (4)	3.20	4.21	89
February 16, 2017 - Directors (3)	3.62	4.73	50
April 26, 2017 - Officer (5)	6.95	9.45	50
April 26, 2017 - Employees (5)	6.95	9.45	183
April 26, 2017 - Directors (5)	6.95	9.45	100
June 23, 2017 - New Director (3)	6.40	8.48	50
July 5, 2017 - New Officer (5)	6.24	8.10	280
September 20, 2017 - New Employees (5)	6.19	7.59	60
October 25, 2017 - New Employee (5)	5.72	7.30	5
November 20, 2017 - New Employees (5)	5.13	6.56	30
			2,729

Year ended December 31, 2016

Grant Date	Grant price US$	Grant Price CA$	Number
March 23, 2016 - Directors (1)	3.00	3.96	60
March 30, 2016 - Officers (1)	3.02	3.91	180
March 30, 2016 - Employees (1)	3.02	3.91	40
March 31, 2016 - Officers (1)	2.90	3.76	40
June 17, 2016 - Officer (2)	2.48	3.20	1,000
July 12, 2016 - Officer (2)	3.05	4.00	100
July 21, 2016 - Officer (2)	3.03	3.95	40
December 14, 2016 - New Director (3)	2.78	3.65	10
			1,470

1.	These options vest in equal amounts over 12 months and are exercisable for a term of five years.

2.	These options vest in equal amounts over 36 months and are exercisable for a term of five years.

3.	These options vest in equal amounts over 12 months and are exercisable for a term of ten years.

4.	These options vest in equal amounts over 36 months and are exercisable for a term of ten years.

5.	These options vest 12/36 on the 12-month anniversary date and thereafter 1/36 per month over the next 24 months and are exercisable for a term of ten years.

6.	One quarter of the options vested immediately, with the remainder of the options vesting each month in equal amounts over a period of 36 months and are exercisable for a term of ten years.

Application of the fair value method resulted in charges to stock-based compensation expense of $4,242,000 for the year ended December 31, 2017 (2016 – $1,383,000) with corresponding credits to contributed surplus. For the year ended December 31, 2017, stock compensation expense has been allocated to research and development expense in the amount of $993,000 (2016 – $330,000) and corporate, administration and business development expense in the amount of $3,249,000 (2016 – $1,053,000).
If the stock price volatility was higher by a factor of 10% on the option grant dates in 2017, this would have increased annual stock compensation expense by approximately $262,000. If the stock price volatility was lower by a factor of 10% on the grant date, this would have decreased annual stock compensation expense by approximately $287,000.
The Company used the Black-Scholes option pricing model to estimate the fair value of the options granted in 2017 and 2016.
The Company considers historical volatility of its common shares in estimating its future stock price volatility. The risk-free interest rate for the expected life of the options was based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of the grant. The expected life is based upon the contractual term, taking into account expected employee exercise and expected post-vesting employment termination behavior.
The following weighted average assumptions were used to estimate the fair value of the options granted during the year ended December 31:

	2017	2016
Annualized volatility	74%	74%
Risk-free interest rate	1.31%	0.60%
Expected life of options in years	6.6 years	4.0 years
Estimated forfeiture rate	25.5%	16.9%
Dividend rate	0.0%	0.0%
Exercise price	$4.12	$2.68
Market price on date of grant	$4.12	$2.68
Fair value per common share option	$2.79	$1.47

The following table summarizes information on stock options outstanding as at December 31, 2017:

Options outstanding			Options exercisable
Range of exercise prices CA$	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Number outstanding (in thousands)
3.20 - 3.96	882	4.08	741
4.00 - 4.73	3,212	6.36	1,983
5.19 - 6.56	62	5.95	32
7.30 - 7.59	65	9.73	—
8.10 - 8.48	330	9.50	25
9.45	313	9.32	53
	4,864	6.39	2,834